First Investors Management Company, Inc.

110 Wall Street

New York, New York 10005

October 8, 2007

Dear Shareholder:

We are pleased to enclose the Proxy Statement and Prospectus for a special meeting of shareholders of Special Bond Fund, a series of First Investors Life Series Funds (“Trust”), to be held on October 29, 2007.

The purpose of the meeting is to obtain the approval of shareholders for a proposal to reorganize the Special Bond Fund into High Yield Fund, another series of the Trust.  If the reorganization is approved, it will take effect on or about November 2, 2007.  At that time, each shareholder of the Special Bond Fund automatically will become a shareholder of High Yield Fund and receive shares of High Yield Fund having an aggregate net asset value equal to the shareholder’s investment in the Special Bond Fund.  The reorganization will not be implemented until certain approvals are obtained from the insurance regulators that oversee the insurance contracts that invest in the Special Bond Fund.

The Trust’s Board of Trustees unanimously approved the reorganization and recommends that shareholders approve it as well.  The Board believes that the reorganization will benefit the Special Bond Fund and its shareholders as a result of anticipated lower fees and expenses of High Yield Fund.  Further, the reorganization is not expected to result directly in any tax consequences or changes in account values for shareholders.  No sales load, commission or other fee will be imposed on shareholders in connection with the tax-free exchange of their shares.

This Proxy Statement/Prospectus and the accompanying proxy card are being furnished to persons who have invested in the Special Bond Fund through variable annuity contracts issued by First Investors Life Insurance Company (“FIL”).  Although FIL is the sole shareholder of the Special Bond Fund, it will vote shares that are attributable to variable annuity contracts in accordance with the votes received from the contract owners.  FIL will vote shares attributable to contract owners who do not vote in the same proportion that it votes shares attributable to those who do vote.  Since contract owners essentially are entitled to vote through FIL, we will refer to them simply as “shareholders.”

Detailed information about the reorganization is contained in the enclosed materials.  Please read the enclosed materials carefully before you vote.  They contain information important for your decision-making process.

Whether or not you plan to attend the meeting in person, your vote is needed.  Once you have decided how you will vote, please promptly complete, sign, date and return the enclosed proxy card(s).  You may receive more than one set of proxy materials if you hold shares in more than one account. Please be sure to vote each proxy card you receive.

Sincerely,

/s/ Kathryn S. Head

Kathryn S. Head

President of First Investors Life Series Funds

FIRST INVESTORS LIFE SERIES FUNDS

SPECIAL BOND FUND

110 Wall Street
New York, New York 10005

________________

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To be Held on October 29, 2007

________________

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (“Meeting”) of Special Bond Fund, a series of First Investors Life Series Funds (“Trust”), will be held on October 29, 2007, at 110 Wall Street, New York, New York 10005, at 10:00 a.m., Eastern time, for the following purposes:

1.

To approve a Plan of Reorganization and Termination, which provides for the reorganization of the Special Bond Fund into High Yield Fund, another series of the Trust; and

2.

To transact any other business, not currently contemplated, that may properly come before the Special Meeting (or any adjournments thereof), in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on October 1, 2007, are entitled to notice of and to vote at the Meeting (or any adjournment thereof).

Please execute and return promptly in the enclosed envelope the accompanying proxy card, which is being solicited by the Trust’s Board of Trustees.  Returning your proxy promptly is important to ensure a quorum at the Meeting and to avoid the costs of additional proxy mailings.  You may revoke your proxy at any time before it is exercised by the subsequent execution and submission of a revised proxy, by giving written notice of revocation to the Fund at any time before the proxy is exercised or by voting in person at the Meeting.

By Order of the Board of Trustees,

/s/ Carol Lerner Brown

Carol Lerner Brown

Assistant Secretary

October 8, 2007

110 Wall Street

New York, New York 10005

PROSPECTUS AND PROXY STATEMENT

October 8, 2007

________________

FIRST INVESTORS LIFE SERIES FUNDS

Special Bond Fund

High Yield Fund

________________

110 Wall Street

New York, New York 10005

(800) 423-4026

________________

This combined Proxy Statement and Prospectus (“Proxy/Prospectus”) is being furnished to shareholders of Special Bond Fund, a series of First Investors Life Series Funds, a Delaware statutory trust (“Trust”), who have invested in Special Bond Fund through a variable annuity contract offered by First Investors Life Insurance Company (“FIL”).  This Proxy/Prospectus provides information regarding the reorganization of Special Bond Fund into High Yield Fund, also a series of the Trust (“Reorganization”).  The Reorganization is expected to close on or about November 2, 2007 (“Closing Date”), at which time each shareholder of Special Bond Fund, in exchange for his or her Special Bond Fund shares, will receive shares of High Yield Fund equal to the value of the shareholder’s Special Bond Fund shares on the Closing Date.  When the Reorga nization is complete, Special Bond Fund will be terminated.  The reorganization will not be implemented until certain approvals are obtained from the insurance regulators that oversee the insurance contracts that invest in the Special Bond Fund.

This Proxy/Prospectus and the accompanying proxy card are being furnished to persons who have invested in the Special Bond Fund through variable annuity contracts issued by First Investors Life Insurance Company (“FIL”).  Although FIL is the sole shareholder of the Special Bond Fund, it will vote shares that are attributable to variable annuity contracts in accordance with the votes received from the contract owners.  FIL will vote shares attributable to contract owners who do not vote in the same proportion that it votes shares attributable to those who do vote.  Since contract owners essentially are entitled to vote through FIL, we will refer to them simply as “shareholders.”

At a special shareholders meeting on October 29, 2007, to be held at 110 Wall Street, New York, New York 10005, at 10:00 a.m., Eastern time (and any adjournments thereof), shareholders will be asked to approve a Plan of Reorganization and Termination (“Plan”) to effect the Reorganization.  Shareholders of record of Special Bond Fund at the close of business on October 1, 2007 (“Record Date”), will receive copies of this Proxy/Prospectus and a proxy card, which is expected to be mailed beginning on or about October 8, 2007.

The Board of Trustees of the Trust (“Board” or “Board of Trustees”) has determined to approve the Reorganization because of the reasons discussed in this Proxy/Prospectus.  Shareholders are advised to read and retain this Proxy/Prospectus for future reference.  This Proxy/Prospectus sets forth concisely information about Special Bond Fund that investors should know before the Closing Date.  Additional information is contained in the following documents:

•

The Statement of Additional Information dated October 8, 2007, relating to the Plan and including pro forma financial statements (“SAI”), which has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated herein by this reference (that is, it legally forms a part of this Proxy/Prospectus) (SEC File No. 333-145708).  The SAI accompanies this Proxy/Prospectus.

•

Parts I and II of the Trust’s Statement of Additional Information dated May 1, 2007, which have been filed with the SEC and are incorporated herein by this reference (SEC File Nos. 002-98409; 811-04325).

•

The Annual Report to Shareholders of the Trust for the fiscal year ended December 31, 2006, which has been filed with the SEC is incorporated herein by this reference (SEC File Nos. 002-98409; 811-04325).

Copies of any of the above documents are available upon request, without charge, by calling toll free 800-423-4026 or by writing to Administrative Data Management Corp., Raritan Plaza 1, Edison, NJ 08837.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROXY/PROSPECTUS, OR DETERMINED IF THIS PROXY/PROSPECTUS IS ACCURATE OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROXY/PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST.

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended.  Accordingly, it must file certain reports and other information with the SEC.  You can copy and review information about the Trust at the SEC’s Public Reference Room in Washington, DC, and at certain of the following SEC Regional Offices:  Northeast Regional Office, 3 World Financial Center, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036.   You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090.  Reports and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov.  You may obtain copies of this information from the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549, at prescribed rates.

Table of Contents

ABOUT THE REORGANIZATION

1

Comparison of Investment Objectives, Strategies and Policies

1

Comparison of Principal Risks

3

Comparison of Fees and Expenses

4

Example of Fund Expenses

5

Comparative Performance Information

5

Capitalization

7

Plan of Reorganization and Termination

7

Reasons for the Reorganization

8

Description of the Securities to be Issued

10

Federal Income Tax Consequences of the Reorganization

10

ADDITIONAL INFORMATION ABOUT THE FUNDS

11

Investment Adviser

11

Disclosure of Portfolio Holdings

12

VOTING INFORMATION

12

OTHER INFORMATION

13

FINANCIAL HIGHLIGHTS

13

APPENDIX A PLAN OF REORGANIZATION AND TERMINATION

A-1

APPENDIX B FINANCIAL HIGHLIGHTS

B-1

APPENDIXC  OTHER INFORMATION ABOUT THE HIGH YIELD FUND

C-1

ABOUT THE REORGANIZATION

The following is a summary of certain information relating to the Reorganization and is qualified in its entirety by reference to the more complete information contained elsewhere in this Proxy/Prospectus and the attached Appendices.

First Investors Management Company, Inc. (“FIMCO”), the investment adviser of Special Bond Fund and High Yield Fund (each, a “Fund”), recommended to the Board of Trustees that Special Bond Fund be reorganized into High Yield Fund due to the fact that (1) Special Bond Fund is closed to new investors, (2) it has less than 500 shareholders and (3) it is declining in assets.

At its meeting on August 16, 2007, and after careful consideration of a number of factors, the Board of Trustees, including the Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“1940 Act”)) thereof (“Independent Trustees”), concluded that participation in the Reorganization is in the best interests of each Fund and that the interests of each Fund’s existing shareholders will not be diluted as a result of its effecting the Reorganization.  Accordingly, the Board approved the Plan, pursuant to which High Yield Fund would acquire all the assets of Special Bond Fund in exchange solely for its assumption of all the liabilities of Special Bond Fund and the issuance of shares of High Yield Fund to be distributed pro rata by Special Bond Fund to its shareholders in complete liq uidation and termination of Special Bond Fund.  Shareholders will not pay any sales charges or similar transaction charges in connection with the Reorganization.

Among other things, the Reorganization would give Special Bond Fund’s shareholders the opportunity to participate in a similar fund with a greater asset base.  In addition, shareholders of Special Bond Fund are expected to experience a reduction in the overall operating expenses paid in connection with their investment in High Yield Fund.

As a condition to the Reorganization, the Trust will receive an opinion of counsel substantially to the effect that the Reorganization will be considered a tax-free reorganization under applicable provisions of the Internal Revenue Code of 1986, as amended (“Code”).  As such, the Funds and their shareholders would not recognize any gain or loss as a direct result of the Reorganization.  See “Federal Income Tax Consequences of the Reorganization” below for further information.

Special Bond Fund will bear the costs of the Reorganization (e.g., legal, printing and postage costs), which are estimated at $36,000.

Comparison of Investment Objectives, Strategies and Policies

The table included in this section provides a side-by-side comparison of the Funds’ investment objectives and strategies.  Each Fund’s investment objective is a non-fundamental policy of the Fund.  Non-fundamental policies may be changed by the Board without shareholder approval.  Following the Reorganization, the combined Fund will be managed in accordance with the investment objective, policies and strategies of High Yield Fund.

As noted in the table, both Funds invest primarily in high yield debt securities, which are below investment grade bonds.  The investment objectives of the Funds are substantially similar.  Each Fund seeks high current income.  Each Fund also has a similar secondary objective.  Special Bond Fund also seeks growth of capital and High Yield Fund seeks capital appreciation.  Although there is a slight difference in the objectives, the risks of each Fund are the same.

FIMCO has reviewed Special Bond Fund’s current portfolio holdings and determined that those holdings  are substantially compatible with High Yield Fund’s investment objective and policies.  As a result, FIMCO believes, with respect to the Reorganization, that substantially all of Special Bond Fund’s holdings are compatible with and could be transferred to and held by High Yield Fund.  However, it is expected that some of those holdings may not remain at the time of the Reorganization due to normal portfolio turnover as well as decisions by the portfolio manager not to include certain Special Bond Fund holdings in the combined Fund’s portfolio.  For example, some positions may be sold because they would be too small for the larger Fund to hold.  The proceeds of these sales may be held in temporary investments or reinvested in assets that are consistent with bot h the Special Bond Fund’s and High Yield Fund’s investment objective and policies.  The portion of Special Bond Fund’s assets that will be liquidated in connection with the Reorganization will depend on market conditions and on the assessment by FIMCO of the compatibility of those holdings with High Yield Fund’s portfolio composition and investment objective and policies at the time of the Reorganization.

	Special Bond Fund	High Yield Fund
Investment Objective	The Fund seeks high current income without undue risk to principal and, secondarily, growth of capital.	The Fund seeks high current income and, secondarily, capital appreciation.

Primary Investments	The Fund invests in high yield debt securities.	The Fund primarily invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”).

Quality	Below Baa by Moody’s Investors Service, Inc. or below BBB by Standard & Poor’s Ratings Services, as well as unrated bonds that are determined by FIMCO to be of equivalent quality.	Same.

Investment Strategies

The Fund attempts to invest in bonds that have stable to improving credit quality that could appreciate in value because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole.

Substantially similar.  The Fund attempts to invest in bonds that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole.

	Although the Fund will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and analysis.	Same.

The Fund considers a variety of factors, including the overall economic outlook, the issuer’s competitive position, the outlook of its industry, its managerial strength, anticipated cash flow, debt maturity schedules, borrowing requirements, interest or dividend coverage, asset coverage and earnings prospects.

Same.

	The Fund may invest in securities traded in foreign markets and derivative high yield securities, such as credit-linked securities.	Same.

	The Fund will usually sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations.	Same.

Other Investments	The Fund may also opportunistically invest in common stocks of companies that have been selected for their total return potential.	Same.

	The Fund may invest up to 10% of its net assets in credit-linked securities.	Same.

Comparison of Principal Risks

The main risks of investing in the Funds are discussed below.  Investments in each Fund present risks relating to credit risk, market risk, interest rate risk, liquidity risk, foreign securities risk and derivatives securities risk.  The risks are the same for each Fund.

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect.  In general, the greater the risk, the more money your investment can earn for you and the more you can lose.  Like other investment companies, the value of each Fund’s shares may be affected by its investment objective, principal investment strategies and particular risk factors.  Consequently, each Fund may be subject to different principal risks.  Some of the principal risks of investing in the Funds are discussed below.  However, other factors may also affect each Fund’s net asset value.  There is no guarantee that a Fund will achieve its investment objective or that it will not lose principal value.

Each Fund is subject to the following risks:

Credit Risk.  This is the risk that an issuer of bonds will be unable to pay interest or principal when due.  The prices of bonds are affected by the credit quality of the issuer.  High yield bonds have greater credit risk than higher quality bonds because the companies that issue them are not as financially strong as companies with investment grade ratings.  Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer.  Such changes may weaken an issuer’s ability to make payments of principal or interest or cause an issuer of bonds to fail to make timely payments of interest or principal.  Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds.  While credit ratings may be available t o assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payments of principal and interest.

Market Risk.  The entire high yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology.  This degree of volatility in the high yield market is usually associated more with stocks than bonds.  The prices of high yield bonds held by a Fund could decline not only due to a deterioration in the financial condition of  the issuers of such bonds, but also due to overall movements in the high yield market.  Markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when prices generally go down, referred to as “bear” markets.  These same market risks apply to stocks that may be owned by a Fund.

Interest Rate Risk.  The market value of a high yield bond is affected by changes in interest rates.  When interest rates rise, the market value of a bond generally declines, and when interest rates decline, the market value of a bond generally increases.  Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates.

Liquidity Risk.  High yield bonds tend to be less liquid than higher quality bonds, meaning that it may be difficult to sell high yield bonds at a reasonable price, particularly if there is a deterioration in the economy or in the financial prospects of their issuers.  As a result, the prices of high yield bonds may be subject to wide price fluctuations due to liquidity concerns.

Foreign Securities Risk.  Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Derivative Securities Risk.   Investments in derivative securities can increase the volatility of a Fund’s share price and expose the Fund to significant additional costs and potential investment losses.  Credit-linked securities may produce investment losses if the underlying index or basket of high yield securities performs poorly, if they do not perform in line with the index or basket of high yield securities, or if counter-parties are unable to satisfy their obligations.  At times, it may be difficult to sell derivative securities due to the lack of an available trading market.

Comparison of Fees and Expenses

The Reorganization is expected to result in lower overall fees and expenses for shareholders of Special Bond Fund.  High Yield Fund’s total annual operating expense ratio is lower than that of Special Bond Fund.

The following tables show the fees and expenses of each Fund and the estimated pro forma fees and expenses of High Yield Fund after giving effect to the Reorganization (“Pro Forma Combined Fund”).  Expenses for each Fund are based on the operating expenses it incurred for the twelve-month period ended December 31, 2006.  The pro forma of the Pro Forma Combined Fund assumes that the Reorganization had been in effect for the same period.  You cannot invest directly in the Funds.  Investments in the Funds can only be made through a variable annuity contract or life insurance policy.  The tables below do not include the expenses you would incur in purchasing such a variable annuity contract or life insurance policy.  If they were included, the expenses shown in the table would be higher.

Annual Fund Operating Expenses (expenses that are deducted from fund assets)[1]
	Special Bond Fund	High Yield Fund	Pro Forma Combined Fund
Management Fees	.75%	.75%	.75%
Other Expenses	.23%	.10%	.10%
Total Annual Fund Operating Expenses	.98%	.85%	.85%

1 Each Fund has an expense offset arrangement that may reduce its custodian fee based on the amount of cash it maintained with its custodian.  Any such fee reductions are not reflected under Other Expenses or Total Annual Fund Operating Expenses.  Including the expense offsets, the annual net expenses would be 0.84% for High Yield Fund and 0.96% for Special Bond Fund

Example of Fund Expenses

This example can help you compare costs of the Funds.  This example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year and that the Funds’ expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Special Bond Fund	$100	$312	$542	$1,201
High Yield Fund	$87	$271	$471	$1,049
Pro Forma Combined Fund	$87	$271	$471	$1,049

Comparative Performance Information

The following information shows how each Fund’s performance has varied from year to year and in comparison with a broad-based index.  This gives you some indication of the risks of investing in the Funds.  Each Fund’s past performance does not necessarily indicate how the Fund will perform in the future.  The bar charts presented below show the performance of each Fund’s shares over the past ten calendar years.  You cannot invest directly in the Funds.  Investments in the Funds can only be made through a variable annuity contract or variable life policy.  The bar charts do not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest.  If they were included, the returns would be less than those shown.

During the periods shown, the highest quarterly return was 8.02% (for the quarter ended June 30, 2003), and the lowest quarterly return was -5.84% (for the quarter ended September 30, 2001).  The year-to-date performance of Special Bond Fund as of June 30, 2007, was 4.42%.

During the periods shown, the highest quarterly return was 7.38% (for the quarter ended June 30, 2003), and the lowest quarterly return was -5.78% (for the quarter ended September 30, 2001).  The year-to-date performance of High Yield Fund as of June 30, 2007, was 3.71%.

Average Annual Total Returns for the period ended December 31, 2006.  The following table shows the average annual total returns for each Fund’s shares assuming reinvestment of dividends and other distributions, if any.  Each Fund sells its shares solely to insurance company separate accounts (with respect to variable annuity contracts and/or variable life insurance policies) at net asset value.  The average annual total returns shown for each Fund’s shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.  If they were included, the returns would be less than those shown.

Average Annual Total Returns (for the period ended December 31, 2006)
	1 Year	5 Years	10 Years
Special Bond Fund	9.18%	9.95%	6.01%
High Yield Fund	9.77%	9.34%	5.57%
Credit Suisse High Yield Index II (reflects no deduction for fees, expenses or taxes)*	11.92%	11.07%	7.09%

* The Credit Suisse High Yield Index II is designed to measure the performance of the high yield bond market.

Capitalization

The following table sets forth the capitalization of each Fund as of June 30, 2007, and of the Pro Forma Combined Fund on a pro forma combined basis as of that date, after giving effect to the Reorganization.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding	Share Adjustments

Special Bond Fund	$16	$9.32	1,664,909
High Yield Fund	$69	$7.81	8,833,209
Pro Forma Combined Fund	$84	$7.80	10,820,353	322,235*

* The amount of additional shares assumed to be issued was calculated based on net assets of the Special Bond Fund and the net asset value per share of the High Yield Fund.

Plan of Reorganization and Termination

The terms and conditions under which the Reorganization will be consummated are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Appendix A to this Proxy/Prospectus.

The Plan provides for the Reorganization to occur on or about November 2, 2007.  The Plan provides that, unless the Trust determines otherwise, all the assets of Special Bond Fund will be transferred to High Yield Fund immediately after the close of business on the Closing Date (“Effective Time”).  In exchange for the transfer of those assets, High Yield Fund will (a) issue to Special Bond Fund at the Effective Time a number of full and fractional High Yield Fund shares equal in value to the aggregate net asset value of Special Bond Fund calculated immediately after the close of regular trading on the New York Stock Exchange, and the declaration of any dividends and/or other distributions, on the Closing Date and (b) assume all the liabilities of Special Bond Fund.

Following its receipt of shares of High Yield Fund described in (a) above, Special Bond Fund will distribute all those shares pro rata to its shareholders of record in complete liquidation of Special Bond Fund.  Each shareholder of Special Bond Fund owning shares at the Effective Time will receive a number of shares of High Yield Fund with the same aggregate value as the shareholder’s shares in Special Bond Fund immediately before the Reorganization.  Such distribution will be accomplished by the establishment of accounts in the names of Special Bond Fund’s shareholders on the shareholder records of High Yield Fund’s transfer agent.  Each shareholder’s account will be credited with the respective pro rata number of full and fractional shares of High Yield Fund due to the shareholder.  Special Bond Fund will then be terminated.  The High Yield Fun d shares acquired in the Reorganization will not be eligible for an exchange into any of the other series of the Trust since Separate Account A contracts do not permit such exchanges.

The Board of Trustees may terminate the Plan and abandon the Reorganization at any time before the Effective Time, if circumstances develop that, in its opinion, make proceeding with the Reorganization inadvisable for either Fund.  The completion of the Reorganization also is subject to various conditions, including completion of all filings with, and receipt of all necessary approvals from, the SEC, delivery of a legal opinion regarding the federal income tax consequences of the Reorganization and other customary corporate and securities matters.  The Reorganization is also contingent upon receipt of certain approvals from the insurance regulators that oversee the insurance contracts that invest in the Special Bond Fund.  Subject to the satisfaction of those conditions, the Reorganization will take place immediately after the close of business on the Closing Date.

No sales charges or other fees will be imposed in connection with the receipt of High Yield Fund shares by shareholders of Special Bond Fund.  To the extent described in the Plan, expenses solely and directly related to the Reorganization (as determined in accordance with guidelines set by the Internal Revenue Service) will be paid by the Special Bond Fund.

Reasons for the Reorganization

The Board of Trustees met on August 16, 2007 (the “Meeting”) to consider whether to approve the Reorganization.  In determining whether to approve the Plan, the Independent Trustees, with the advice and assistance of independent legal counsel, considered a number of matters, including (1) the terms and conditions of the Reorganization, (2) the compatibility of the Funds’ investment programs and portfolio holdings, (3) the expense ratios of each Fund on a comparative basis and projected pro forma estimated expense ratios, (4) the relative historical performance record of the Funds, (5) the historical asset levels of Special Bond Fund, (6) the sales and redemption activity of each Fund for the past two fiscal years, (7) the continuity of advisory and portfolio management services provided by the Reorganization , (8) the potential benefits to FIMCO as a result of the Reorganization and (9) the non-recognition of any gain or loss for federal income tax purposes to Special Bond Fund or its shareholders as a result of the Reorganization.  The Board did not assign specific weights to any or all of these factors, but it did consider all of them in determining, in its business judgment, to approve the Plan.

In the written memorandum to the Board, representatives of FIMCO explained the rationale for the Reorganization.  The Special Bond Fund is the underlying funding vehicle for a variable annuity contract that was discontinued many years ago.  Like the High Yield Fund, the Special Bond Fund is a “junk” bond fund (i.e., high yield debt securities rated below investment grade).  In fact, both funds are managed by the same portfolio managers and in the same general manner.  The principal differences in their holdings are attributable to differences in their cash flows and size.  The Special Bond Fund is closed to new investors, currently has less than 500 shareholders, has less than $15 million in assets and is declining in size.  Although the Special Bond Fund’s longer-term (five-year and ten-year) performance is better than the High Yield Fund’s, the H igh Yield Fund’s performance has been better than the Special Bond Fund’s over the most recent one-year period ending December 31, 2006.  Moreover, its expenses are now higher than those of the High Yield Fund due to its declining asset size.  This will only become more of a problem as the Fund continues to decline in assets.  The Special Bond Fund’s risk profile may also increase as the Fund declines in assets due to the increasing difficulty it will face in diversifying its investments.

In the written memorandum, FIMCO’s representatives explained that reorganizing the Funds would benefit the Special Bond Fund shareholders by moving them into a fund that has a larger asset base.  They also explained in the memorandum that each Fund generally invests in similar types of investments (i.e., high yield securities).  In this regard, FIMCO noted at the Meeting that a substantial portion of the securities held by each Fund are the same.

In the written memorandum, FIMCO’s representatives stated that the Reorganization is expected to result in lower overall fees and expenses for shareholders of Special Bond Fund, even though High Yield Fund has the same contractual advisory fee as Special Bond Fund.  FIMCO’s representatives also stated in the memorandum that reorganizing Special Bond Fund is expected to result in economies of scale as fixed expenses would be dispersed over a larger asset and shareholder base, thereby allowing the shareholders of Special Bond Fund to realize a reduction in expenses when the Reorganization is effected.

FIMCO’s representatives also noted at the Meeting that portfolio holdings of Special Bond Fund generally are compatible with High Yield Fund’s investment objective and policies.

In the written memorandum, FIMCO’s representatives further noted that the Special Bond Fund will bear the costs of the Reorganization (e.g., legal, printing and postage costs).  They then recommended that the Independent Trustees approve the Reorganization.

In reaching the decision to approve the Reorganization, the Board, including the Independent Trustees, concluded that each Fund’s participation in the Reorganization is in its best interests and that the interests of each Fund’s existing shareholders will not be diluted as a result of the Reorganization.  The Independent Trustees’ conclusion was based on a number of factors, including the following:

•

The Reorganization will permit shareholders of Special Bond Fund to benefit by becoming shareholders of High Yield Fund because High Yield Fund has a larger asset base.

•

The Reorganization will permit the shareholders of Special Bond Fund to continue to invest in a fund that generally invests in similar types of portfolio securities.  The Board noted that the portfolio holdings of Special Bond Fund are substantially compatible with High Yield Fund’s investment objective and policies.

•

High Yield Fund has lower total annual expense ratios than Special Bond Fund.

•

Shareholders will not incur any sales loads or similar transaction charges as a result of the Reorganization.

•

Each Fund is managed by FIMCO.

•

Reorganizing the Funds is expected to result in economies of scale for Special Bond Fund as fixed expenses would be dispersed over a larger asset and shareholder base.

•

The Reorganization will be structured as a tax-free reorganization under the Code, and, therefore, the Reorganization will be tax neutral to shareholders.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, voted unanimously to approve the Reorganization.

Description of the Securities to be Issued

The shareholders of Special Bond Fund will receive shares of High Yield Fund in accordance with the procedures provided for in the Plan.  Such shares will be fully paid and non-assessable by High Yield Fund when issued and will have no preemptive or conversion rights.

The Trustees of the Trust are authorized to issue an unlimited number of shares of beneficial interest without par value.  Shares of each Fund represent an equal beneficial interest in the assets of that Fund, have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions.

The Trust is not required to hold annual shareholder meetings unless required by law.  If requested in writing to do so by the holders of at least 10% of a Fund’s outstanding shares entitled to vote, as specified in the By-Laws, or when ordered by the Trustees or the Trust’s President, its Secretary will call a special meeting of shareholders for the purpose of taking action upon any matter requiring the vote of the shareholders or upon any other matter as to which a vote is deemed by the Trustees or the President to be necessary or desirable.

Federal Income Tax Consequences of the Reorganization

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(D) of the Code.

As a condition to consummation of the Reorganization, the Trust, on behalf of each Fund, will receive an opinion of Kirkpatrick & Lockhart Preston Gates Ellis LLP, its counsel (“Opinion”), substantially to the effect that, based on the facts and assumptions stated therein as well as certain representations of the Trust and conditioned on the Reorganization’s being completed in accordance with the Plan, for federal income tax purposes:

(1)

The Reorganization will qualify as a “reorganization” (as defined in Section 368(a)(1)(D) of the Code), and each Fund will be a “party to a reorganization” (within the meaning of section 368(b) of the Code);

(2)

Neither Fund will recognize gain or loss on the Reorganization;

(3)

A shareholder will not recognize any gain or loss on the exchange of Special Bond Fund shares for High Yield Fund shares;

(4)

A Special Bond Fund shareholder’s aggregate basis in the High Yield Fund shares it receives in the Reorganization will be the same as the aggregate basis in its Special Bond Fund shares it actually or constructively surrenders in exchange for those High Yield Fund shares, and its holding period for those High Yield Fund shares will include, in each instance, its holding period for those Special Bond Fund shares, provided the shareholder holds them as capital assets at the Effective Time; and

(5)

 High Yield Fund’s holding period for each asset Special Bond Fund transfers to it will include Special Bond Fund’s holding period therefor (except where High Yield Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period), and High Yield Fund’s tax basis in each such asset will be the same as Special Bond Fund’s tax basis therein immediately before the Reorganization.

Notwithstanding clauses (2) and (5), the Opinion may state that no opinion is expressed as to the effect of the Reorganization on a Fund or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

At or immediately before the Effective Time, Special Bond Fund will distribute substantially all of its undistributed net investment income, net capital gain, net short-term capital gain and net gains from foreign currency transactions, if any, in order to continue to maintain its tax status as a regulated investment company under the Code.

Special Bond Fund accumulated capital loss carryforwards for federal income tax purposes through the end of its most recently completed taxable year.  The amount of those carryforwards (plus any net capital losses for those purposes Special Bond Fund sustains during its taxable year ending on the Closing Date) that High Yield Fund may utilize after the Reorganization may be limited under the Code, for any particular taxable year, generally to the product of Special Bond Fund’s value immediately before the Reorganization multiplied by the “long-term tax-exempt rate,” which is 4.50% for October 2007, plus all or part of any net unrealized built-in gain of Special Bond Fund as of the Closing Date that High Yield Fund recognizes.  As a result of that limitation, it is expected that some of those carryforwards will expire before High Yield Fund can use them.

The foregoing description of the federal income tax consequences of the Reorganization does not take into account the particular circumstances of any shareholder.  Shareholders of Special Bond Fund are therefore urged to consult their tax advisers as to the specific consequences to them of the Reorganization in light of their individual circumstances, including the applicability and effect of state, local, foreign and other tax consequences, if any, of the Reorganization.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Adviser

FIMCO is the investment adviser to each Fund.  FIMCO has been the investment adviser to the First Investors Family of Funds since 1965.  Its address is 110 Wall Street, New York, NY 10005.  As of August 31, 2007, FIMCO served as investment adviser to 47 mutual funds or series of funds with total net assets of approximately $7.5 billion.  FIMCO supervises all aspects of the Trust’s and each Fund’s operations.

Investment advisory services for each Fund are provided by FIMCO, pursuant to an Investment Advisory Agreement (“Advisory Agreement”).  Pursuant to the Advisory Agreement, FIMCO is responsible for supervising and managing each Fund’s investments, determining each Fund’s portfolio transactions and supervising all aspects of each Fund’s operations, subject to oversight by the Board.  The Advisory Agreement also provides that FIMCO shall provide the Funds with certain executive, administrative and clerical personnel, office facilities and supplies, conduct the business and details of the operation of each Fund and assume certain expenses thereof, other than obligations or liabilities of the Funds.

For the fiscal year ended December 31, 2006, each Fund paid an advisory fee to FIMCO equal to an annual rate of 0.75% of its average daily net assets.

A discussion regarding the basis for the Board’s approval of the Advisory Agreement is available in the Semi-Annual Report to Shareholders for the fiscal year ended June 30, 2007.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to disclosure of portfolio securities is available in the SAI.

VOTING INFORMATION

Record Date.  Shareholders of record as of the close of business the Record Date October 1, 2007 are entitled to vote at the Meeting.  On the Record Date, Special Bond Fund had 1,530,376.988 shares issued and outstanding.

Quorum.  The presence, in person or by proxy, of Special Bond Fund shareholders entitled to cast one-third of all outstanding shares entitled to vote at the Meeting will constitute a quorum.  In the absence of a quorum or if a quorum is present at the Meeting but votes sufficient to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies.  Any lesser number shall be sufficient for an adjournment.  Any adjourned session may be held within a reasonable time without further notice.  The persons named as proxies will vote those proxies that they are entitled to vote “FOR” the proposal in favor of such an adjournment and will vote those proxies required to be voted “AGAINST” the proposal against such adjournment.

Required Vote.  All properly executed and unrevoked proxies received in time for the Meeting will be voted as instructed by shareholders.  Approval of the proposal requires the affirmative vote of a majority of the outstanding voting securities of Special Bond Fund as defined in the 1940 Act.  This means the affirmative vote of the lesser of (1) more than 50% of the outstanding voting securities of that Fund or (2) 67% or more of the voting securities thereof present at that meeting if more than 50% of the outstanding voting securities thereof are present in person or by proxy at the Meeting.  The shares of Special Bond Fund will be counted using dollar-based voting.  This means that each shareholder of that Fund will be entitled to one vote for each dollar of that Fund’s net asset value, and each fractional dollar amount will be entitled to a proportionate fractional vote on the Record Date.

If you execute your proxy but give no voting instructions, your shares that are represented by proxies will be voted “FOR” the Reorganization and “FOR” or “AGAINST” any other business that may properly arise at the Meeting, in the proxies’ discretion.  Any person giving a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Trust.  To be effective, such revocation must be received by the Secretary prior to the Meeting and must indicate the shareholder’s name and account number.  In addition, although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy by voting in person.

Solicitation.  The solicitation of proxies will be made by mail.  The Trust’s officers, and those employees of FIMCO who assist in the proxy solicitation, will not receive any additional or special compensation for any such efforts.  The Trust will request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy materials to the beneficial owners of the shares held of record by such persons.  The Trust, on Special Bond Fund’s behalf, may reimburse such broker-dealer firms, custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation.

Beneficial Ownership.  As of the Record Date, First Investors Life Insurance Company, 110 Wall Street, New York, New York  10005, beneficially owned 100% of the shares of Special Bond Fund.  As of that same date, the Board, as a group, owned none of those shares.

Shareholder Proposals.  As a general matter, Special Bond Fund does not hold regular annual or other regular meetings of shareholders.  Any shareholder who wishes to submit proposals to be considered at a special meeting of Special Bond Fund’s shareholders should send such proposals to the Trust at 110 Wall Street, New York, New York  10005.  Proposals must be received within a reasonable period of time before Special Bond Fund begins to print and mail its proxy materials.  Moreover, inclusion of such proposals is subject to limitations under the federal securities laws.  Persons named as proxies for any subsequent shareholders’ meeting will vote in their discretion with respect to proposals submitted on an untimely basis.

OTHER INFORMATION

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and accordingly files certain reports and other information with the SEC.  Reports to shareholders, proxy material and other information about each Fund may be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549.  You also may obtain copies of such material from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC  20549, at prescribed rates.  Information about each Fund also is available on the SEC’s website at www.sec.gov.

FINANCIAL HIGHLIGHTS

For a table of the financial highlights of High Yield Fund, see “Financial Highlights” attached as Appendix B to this Proxy/Prospectus.  The financial highlights shown in that table include the financial history of High Yield Fund’s predecessor fund through April 28, 2006, the date on which the predecessor fund was converted to High Yield Fund, which history High Yield Fund has adopted.  The financial highlights table is intended to help you understand the financial performance of High Yield Fund for the years indicated.  The table sets forth the per share data for each fiscal year and periods indicated.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rates that an investor would have earned (or lost) on an investment in High Yield Fund (assuming reinvestment of all dividends and other distribut ions).  The information has been audited by Tait, Weller & Baker LLP, whose report, along with High Yield Fund’s financial statements, is included in the Trust’s Annual Report to Shareholders for the year ended December 31, 2006, which also is incorporated by reference into the SAI relating to this Proxy/Prospectus, which is available upon request.  The financial statements for the six-month period ended June 30, 2007 are unaudited.

APPENDIX A

PLAN OF REORGANIZATION AND TERMINATION

THIS PLAN OF REORGANIZATION AND TERMINATION (“Plan”) is adopted by FIRST INVESTORS LIFE SERIES FUNDS, a Delaware statutory trust (“Trust”), on behalf of  Special Bond Fund (“Target”) and High Yield Fund (“Acquiring Fund”), each a segregated portfolio of assets (“series”) thereof (each sometimes referred to herein as a “Fund”).  All agreements, covenants, actions, and obligations of each Fund contained herein shall be deemed to be agreements, covenants, actions, and obligations of, and all rights and benefits created hereunder in favor of each Fund shall inure to and be enforceable by, the Trust acting on its behalf.

The Trust (1) is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware, (2) is duly registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A.  Each Fund is a duly established and designated series thereof.

The Trust may sell voting shares of beneficial interest in the Funds (“shares”) to separate accounts of First Investors Life Insurance Company (“First Investors Life”).  Each Fund is an underlying investment option for those separate accounts, which fund variable life insurance policies (except in Target’s case) and/or variable annuity contracts offered by First Investors Life (collectively, “Contracts”).  Under applicable law, the assets of all those separate accounts (i.e., the shares of the Funds) are the property of First Investors Life, which is the owner of record of those shares, and are held for the benefit of the Contract holders.

The Trust wishes to effect a reorganization described in section 368(a)(1)(D) of the Internal Revenue Code of 1986, as amended (“Code”), and intends this Plan to be, and adopts it as, a “plan of reorganization” (within the meaning of the regulations under section 368(a) of the Code (“Regulations”)).  The reorganization will consist of (1) the transfer of all of Target’s assets to Acquiring Fund in exchange solely for shares in Acquiring Fund (“Acquiring Fund Shares”) and Acquiring Fund’s assumption of all of Target’s liabilities, (2) the distribution of those shares pro rata to Target’s shareholders in exchange for their shares in Target (“Target Shares”) and in liquidation thereof, and (3) Target’s termination (all the foregoing transactions being ref erred to herein collectively as the “Reorganization”), all on the terms and conditions set forth herein.

The Trust’s Trust Instrument (“Instrument”) permits it to vary its shareholders’ investment.  The Trust does not have a fixed pool of assets -- each series thereof (including each Fund) is a managed portfolio of securities, and First Investors Management Company, Inc., its investment adviser (“FIMCO”), has the authority to buy and sell securities for it.

The Trust’s Board of Trustees (“Board”), including a majority of its members who are not “interested persons” (as that term is defined in the 1940 Act) thereof, (1) has duly adopted and approved this Plan and the transactions contemplated hereby and has duly authorized performance thereof on each Fund’s behalf by all necessary Board action and (2) has determined that participation in the Reorganization is in each Fund’s best interests and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

Each Fund offers a single class of shares (i.e., the Target Shares and Acquiring Fund Shares, respectively), which have identical characteristics.

1.

PLAN OF REORGANIZATION AND TERMINATION

1.1

Subject to the requisite approval of Target’s shareholders and the terms and conditions set forth herein, Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Acquiring Fund.  In exchange therefor, Acquiring Fund shall --

(a)

issue and deliver to Target the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place) Acquiring Fund Shares determined by dividing Target’s net value (computed as set forth in paragraph 2.1) by the net asset value (computed as set forth in paragraph 2.2) (“NAV”) of an Acquiring Fund Share, and

(b)

assume all of Target’s liabilities described in paragraph 1.3 (“Liabilities”).

Such transactions shall take place at the Closing (as defined in paragraph 3.1).

1.2

The Assets shall consist of all assets and property -- including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, and deferred and prepaid expenses shown as assets on Target’s books -- Target owns at the Valuation Time (as defined in paragraph 2.1).

1.3

The Liabilities shall consist of all of Target’s liabilities, debts, obligations, and duties of whatever kind or nature existing at the Valuation Time, whether absolute, accrued, contingent, or otherwise, whether known or unknown, whether or not arising in the ordinary course of business, whether or not determinable at that time, and whether or not specifically referred to in this Plan.  Notwithstanding the foregoing, Target will endeavor to discharge all its known liabilities, debts, obligations, and duties before the Effective Time (as defined in paragraph 3.1).

1.4

At or immediately before the Effective Time, Target shall declare and pay to its shareholders one or more dividends and/or other distributions in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its (a) “investment company taxable income” (within the meaning of section 852(b)(2) of the Code), computed without regard to any deduction for dividends paid, and (b) “net capital gain” (as defined in section 1222(11) of the Code), after reduction by any capital loss carryforward, for prior taxable years and the current taxable year through the Effective Time.

1.5

At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1(a) to the separate accounts for which First Investors Life holds Target Shares of record at the Effective Time (each, a “Shareholder”), in proportion to the Target Shares then so held and in constructive exchange therefor, and will completely liquidate.  That distribution shall be accomplished by the Trust’s transfer agent (“Transfer Agent”) opening accounts on Acquiring Fund’s shareholder records in the Shareholders’ names and transferring those Acquiring Fund Shares thereto.  Each Shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Fund Shares due that Shareholder.  The aggregate NAV of Acquir ing Fund Shares to be so credited to each Shareholder’s account shall equal the aggregate NAV of the Target Shares such Shareholder owned at the Effective Time.  All issued and outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target’s shareholder records.  Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

1.6

As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within six months after the Effective Time, Target shall be terminated as a series of the Trust and any further actions shall be taken in connection therewith as required by applicable law.

1.7

Any reporting responsibility of Target to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated.

2.

VALUATION

2.1

For purposes of paragraph 1.1(a), Target’s net value shall be (a) the value of the Assets computed immediately after the close of regular trading on the New York Stock Exchange, and the declaration of any dividends and/or other distributions, on the date of the Closing (“Valuation Time”), using the valuation procedures set forth in the Trust’s then-current prospectus and statement of additional information and valuation procedures established by the Board, less (b) the amount of the Liabilities at the Valuation Time.

2.2

For purposes of paragraph 1.1(a), the NAV of an Acquiring Fund Share shall be computed at the Valuation Time, using such valuation procedures.

2.3

All computations pursuant to paragraphs 2.1 and 2.2 shall be made by FIMCO, in its capacity as the Trust’s administrator, and shall be subject to confirmation by Tait Weller & Baker LLP, the Trust’s independent registered public accounting firm (“TWB”).

3.

CLOSING AND EFFECTIVE TIME

3.1

Unless the Trust determines otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on November 2, 2007 (“Effective Time”).  If at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of either Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the Board’s judgment, accurate appraisal of the value of either Fund’s net assets and/or the NAV of an Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading has been fully res umed and such reporting has been restored.  The Closing shall be held at the Trust’s offices or at such other place as the Trust determines.

3.2

The Trust shall direct the custodian of the Funds’ assets to deliver at the Closing a certificate of an authorized officer stating that (a) the Assets it holds will be transferred to Acquiring Fund at the Effective Time, (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made, and (c) the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Fund, as reflected on Acquiring Fund’s books immediately after the Closing, does or will conform to such information on Target’s books immediately before the Closing.

3.3

The Trust shall direct the Transfer Agent to deliver at the Closing a certificate of an authorized officer (a) stating that its records contain the number of full and fractional outstanding Target Shares each Shareholder owns at the Effective Time and (b) as to the opening of accounts in the Shareholders’ names on Acquiring Fund’s shareholder records and a confirmation, or other evidence satisfactory to the Trust, that the Acquiring Fund Shares to be credited to Target at the Effective Time have been credited to Target’s account on those records.

4.

CONDITIONS PRECEDENT

4.1

The Trust’s obligation to implement this Plan on Acquiring Fund’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

(a)

At the Effective Time, the Trust, on Target’s behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans” (as referred to in section 851(b)(2) of the Code) or that are restricted to resale by their terms); and on delivery and payment for the Assets, the Trust, on Acquiring Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

(b)

Target is not currently engaged in, and the Trust’s adoption and performance of this Plan and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware law, the Instrument or the Trust’s By-Laws (collectively, “Governing Documents”), or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which the Trust, on Target’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Trust, on Target’s behalf, is a party or by which it is bound;

(c)

All material contracts and other commitments of or applicable to Target (other than this Plan and certain investment contracts, including options, futures, and forward contracts) will terminate, or provision for discharge of any liabilities of Target thereunder will be made, at or before the Effective Time, without either Fund’s incurring any liability or penalty with respect thereto and without diminishing or releasing any rights the Trust, on Target’s behalf, may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(d)

No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust’s knowledge, threatened against the Trust (with respect to Target) or any of its properties or assets attributable or allocable to Target that, if adversely determined, would materially and adversely affect Target’s financial condition or the conduct of its business;  and the Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Target’s business or the Trust’s ability to consummate the transactions contemplated hereby;

(e)

The Statement of Assets and Liabilities (including Schedule of Investments), Statement of Operations, and Statement of Changes in Net Assets (collectively, “Statements”) of Target at and for the fiscal year (in the case of the last Statement, for the two fiscal years) ended December 31, 2006, have been audited by TWB and are in accordance with generally accepted accounting principles consistently applied (“GAAP”); and such Statements present fairly, in all material respects, Target’s financial condition at such date in accordance with GAAP, and there are no known contingent liabilities of Target required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at such date that are not disclosed therein;

(f)

Since December 31, 2006, there has not been any material adverse change in Target’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target of indebtedness maturing more than one year from the date such indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Target Share due to declines in market values of securities Target holds, the discharge of Target liabilities, or the redemption of Target Shares by its shareholders shall not constitute a material adverse change;

(g)

At the Effective Time, all federal and other tax returns, dividend reporting forms, and other tax-related reports of Target required by law to have been filed by such time (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on such returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(h)

Target is a “fund” (as defined in section 851(g)(2) of the Code); for each taxable year of its operation (including the taxable year ending at the Effective Time), Target has met (or for its current taxable year will meet) the requirements of Subchapter M of Chapter 1 of the Code (“Subchapter M”) for qualification as a regulated investment company (“RIC”) and has been (or for such year will be) eligible to and has computed (or for such year will compute) its federal income tax under section 852 of the Code; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(i)

Target is in the same line of business as Acquiring Fund is in, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into such line of business as part of the plan of reorganization; from the time the Board approved the transactions contemplated hereby (“Approval Time”) through the Effective Time, Target has invested and will invest its assets in a manner that ensures its compliance with the foregoing and paragraph 4.1(h); from the time it commenced operations through the Effective Time, Target has conducted and will conduct its “historic business” (within the meaning of such section) in a substantially unchanged manner; from the Approval Time through the Effective Time, Target (1) has not disposed of and/or acquired, and will not dispose of and/or acquire, any assets (i) for the purpose of satisfying Acquiri ng Fund’s investment objective or policies or (ii) for any other reason except in the ordinary course of its business as a RIC and (2) has not otherwise changed, and will not otherwise change, its historic investment policies; and the Trust believes, based on its review of each Fund’s investment portfolio, that most of Target’s assets are consistent with Acquiring Fund’s investment objective and policies and thus can be transferred to and held by Acquiring Fund;

(j)

At the Effective Time, at least 33-1/3% of Target’s portfolio assets will meet Acquiring Fund’s investment objective, strategies, policies, risks, and restrictions, and Target did not and will not alter its portfolio in connection with the Reorganization to meet such 33-1/3% threshold;

(k)

To the best of the Trust’s management’s knowledge, at the record date for Target’s shareholders entitled to vote on approval of this Plan, there was no plan or intention by its shareholders to redeem, sell, exchange, or otherwise dispose of a number of Target Shares (or Acquiring Fund Shares to be received in the Reorganization), in connection with the Reorganization, that would reduce their ownership of the Target Shares (or the equivalent Acquiring Fund Shares) to a number of shares that was less than 50% of the number of the Target Shares at such date;

(l)

All issued and outstanding Target Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Shares will, at the Effective Time, be held by the persons and in the amounts set forth on the Transfer Agent’s records, as provided in paragraph 3.3; and Target does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Shares, nor are there outstanding any securities convertible into any Target Shares;

(m)

Target incurred the Liabilities in the ordinary course of its business;

(n)

Target is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A) of the Code);

(o)

During the five-year period ending at the Effective Time, (1) neither Target nor any person “related” (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Target Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than Acquiring Fund Shares or Target Shares, except for shares redeemed in the ordinary course of Target’s business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (2) no distributions will have been made with respect to Target Shares, other than normal, regular dividend distributions made pursuant to Target’s historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of section 561 of the Code) referred to in section 852(a)(1) of the Code; and

(p)

Not more than 25% of the value of Target’s total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers.

4.2

The Trust’s obligation to implement this Plan on Target’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

(a)

No consideration other than Acquiring Fund Shares (and Acquiring Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

(b)

Acquiring Fund is not currently engaged in, and the Trust’s adoption and performance of this Plan and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware law, the Governing Documents, or any Undertaking to which the Trust, on Acquiring Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Trust, on Acquiring Fund’s behalf, is a party or by which it is bound;

(c)

No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust’s knowledge, threatened against the Trust (with respect to Acquiring Fund) or any of its properties or assets attributable or allocable to Acquiring Fund that, if adversely determined, would materially and adversely affect Acquiring Fund’s financial condition or the conduct of its business; and the Trust, on Acquiring Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Acquiring Fund’s business or the Trust’s ability to cons ummate the transactions contemplated hereby;

(d)

Acquiring Fund’s Statements at and for the fiscal year (in the case of its Statement of Changes in Net Assets, for the two fiscal years) ended December 31, 2006, have been audited by TWB and are in accordance with GAAP; and such Statements present fairly, in all material respects, Acquiring Fund’s financial condition at such date in accordance with GAAP, and there are no known contingent liabilities of Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at such date that are not disclosed therein;

(e)

Since December 31, 2006, there has not been any material adverse change in Acquiring Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Acquiring Fund Share due to declines in market values of securities Acquiring Fund holds, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by its shareholders shall not constitute a material adverse change;

(f)

At the Effective Time, all federal and other tax returns, dividend reporting forms, and other tax-related reports of Acquiring Fund required by law to have been filed by such time (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on such returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(g)

Acquiring Fund is a “fund” (as defined in section 851(g)(2) of the Code); for each taxable year of its operation (including the taxable year in which the Effective Time occurs), Acquiring Fund has met (or for such year will meet) the requirements of Subchapter M for qualification as a RIC and has been (or for such year will be) eligible to and has computed (or for such year will compute) its federal income tax under section 852 of the Code; Acquiring Fund intends to continue to meet all such requirements, and to be eligible to and to so compute its federal income tax, for the next taxable year; and Acquiring Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(h)

Acquiring Fund is in the same line of business as Target was in preceding the Reorganization, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into such line of business as part of the plan of reorganization; following the Reorganization, Acquiring Fund will continue, and has no intention to change, such line of business; and at the Effective Time, (1) at least 33-1/3% of Target’s portfolio assets will meet Acquiring Fund’s investment objective, strategies, policies, risks, and restrictions and (2) Acquiring Fund has no plan or intention to change its investment objective or any of its investment strategies, policies, risks, or restrictions after the Reorganization;

(i)

Following the Reorganization, Acquiring Fund (1) will continue Target’s “historic business” (within the meaning of section 1.368-1(d)(2) of the Regulations) and (2) will use a significant portion of Target’s “historic business assets” (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, Acquiring Fund (3) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (4) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain suc h status;

(j)

Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiring Fund, or any person “related” (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire -- during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than Acquiring Fund Shares, any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act;

(k)

All issued and outstanding Acquiring Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; and Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor are there outstanding any securities convertible into any Acquiring Fund Shares;

(l)

There is no plan or intention for Acquiring Fund to be dissolved or merged into another statutory or business trust or a corporation or any “fund” thereof (as defined in section 851(g)(2) of the Code) following the Reorganization;

(m)

Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any Target Shares;

(n)

During the five-year period ending at the Effective Time, neither Acquiring Fund nor any person “related” (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Target Shares with consideration other than Acquiring Fund Shares;

(o)

Assuming satisfaction of the condition in paragraph 4.1(p), immediately after the Reorganization (1) not more than 25% of the value of Acquiring Fund’s total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers; and

(p)

The Acquiring Fund Shares to be issued and delivered to Target, for the Shareholders’ benefit, pursuant to the terms of this Plan, (1) will have been duly authorized by the Trust and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) at the Effective Time and (2) when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares and will be fully paid and non-assessable by the Trust.

4.3

The Trust’s obligation to implement this Plan on each Fund’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

(a)

No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents, approvals, authorizations, or orders of any court are required, for the Trust’s adoption and performance, on either Fund’s behalf, of this Plan, except for (1) the Trust’s filing with the Commission of a registration statement on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus and proxy statement (“Registration Statement”), and (2) consents, approvals, authorizations, and filings that have been made or received or may be required after the Effective Time;

(b)

The fair market value of the Acquiring Fund Shares each Shareholder receives will be approximately equal to the fair market value of its Target Shares it actually or constructively surrenders in exchange therefor;

(c)

The Trust’s management (1) is unaware of any plan or intention of the Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Shares before the Reorganization to any person “related” (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Fund or (ii) any portion of the Acquiring Fund Shares they receive in the Reorganization to any person “related” (within such meaning) to Acquiring Fund, (2) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company, (3) expects that the percentage of shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be de minimis, and (4) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

(d)

The Shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice concerning the Reorganization), if any, incurred in connection with the Reorganization;

(e)

The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

(f)

There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

(g)

Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Target held immediately before the Reorganization; for the purposes of the foregoing, any amounts Target uses to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (1) redemptions in the ordinary course of its business required by section 22(e) of the 1940 Act and (2) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax) will be included as assets it held immediately before the Reorganization;

(h)

Immediately after the Reorganization, First Investors Life (through the separate accounts) will own shares constituting “control” (as defined in section 304(c) of the Code) of Acquiring Fund;

(i)

None of the compensation, if any, received by any Shareholder who or that is a service provider to Target will be separate consideration for, or allocable to, any of the Target Shares that First Investors Life (on any Shareholder’s behalf) holds; none of the Acquiring Fund Shares that First Investors Life (on any Shareholder’s behalf) receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to First Investors Life will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

(j)

No expenses incurred by Target or on its behalf in connection with the Reorganization will be paid or assumed by Acquiring Fund, FIMCO, or any third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187), and no cash or property other than Acquiring Fund Shares will be transferred to Target or any of its shareholders with the intention that such cash or property be used to pay any expenses (even Reorganization expenses) thereof;

(k)

The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 4.1(o), 4.2(j), and 4.2(n) will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in Target at the Effective Time;

(l)

All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Trust to carry out the transactions contemplated hereby; the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to the Trust’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act; the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act; and all consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) the Trust deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties;

(m)

At the Effective Time, no action, suit, or other proceeding shall be pending (or, to the Trust’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

(n)

The Trust shall have called a meeting of Target’s shareholders to consider and act on this Plan and to take all other action necessary to obtain approval of the transactions contemplated hereby (“Shareholders Meeting”);

(o)

The Trust shall have received an opinion of Kirkpatrick & Lockhart Preston Gates Ellis, LLP (“Counsel”) as to the federal income tax consequences mentioned below (“Tax Opinion”).  In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this paragraph 4, may treat them as representations and warranties the Trust made to Counsel, and may rely as to factual matters, exclusively and without independent verification, on such representations and warranties and on representations and warranties made in a separate letter addressed to Counsel, if requested thereby.  The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Plan, for federal income tax purposes:

(1)

Acquiring Fund’s acquisition of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities, followed by Target’s distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Target Shares, in complete liquidation of Target, will qualify as a “reorganization” (as defined in section 368(a)(1)(D) of the Code), and each Fund will be “a party to a reorganization” (within the meaning of section 368(b) of the Code);

(2)

Target will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund’s assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Shares;

(3)

Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

(4)

Acquiring Fund’s basis in each Asset will be the same as Target’s basis therein immediately before the Reorganization, and Acquiring Fund’s holding period for each Asset will include Target’s holding period therefor (except where Acquiring Fund’s investment activities have the effect of reducing or eliminating an Asset’s holding period);

(5)

A Shareholder will recognize no gain or loss on the exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

(6)

A Shareholder’s aggregate basis in the Acquiring Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Target Shares it actually or constructively surrenders in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include, in each instance, its holding period for those Target Shares, provided the Shareholder holds them as capital assets at the Effective Time.

Notwithstanding subparagraphs (2) and (4), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

5.

EXPENSES

Target will bear all the expenses of the Reorganization, including (1) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing the Registration Statement, and printing and distributing Acquiring Fund’s prospectus and Target’s proxy materials, (2) legal and accounting fees, (3) expenses of holding the Shareholders Meeting (including any adjournments thereof), and (4) brokerage and similar expenses in connection with the Reorganization.

6.

TERMINATION

The Board may terminate this Plan and abandon the transactions contemplated hereby, at any time before the Effective Time, if circumstances develop that, in its opinion, make proceeding with the Reorganization inadvisable for either Fund.

7.

AMENDMENTS

The Board may amend, modify, or supplement this Plan at any time in any manner, notwithstanding Target’s shareholders’ approval thereof; provided that, following such approval no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests.

8.

MISCELLANEOUS

8.1

This Plan shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to the principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

8.2

Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Trust (on the Funds’ behalf) and its successors and assigns any rights or remedies under or by reason of this Plan.

8.3

Notice is hereby given that this instrument is adopted on behalf of the Trust’s trustees solely in their capacities as trustees, and not individually, and that the Trust’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than the Funds but are only binding on and enforceable against the respective Fund’s property.  The Trust, in asserting any rights or claims under this Plan on either Fund’s behalf, shall look only to the other Fund’s property in settlement of such rights or claims and not to the property of any other series or to such trustees, officers, or shareholders.

8.4

Any term or provision of this Plan that is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

APPENDIX B

FINANCIAL HIGHLIGHTS

HIGH YIELD FUND

Per Share Data
Year Ended December 31	Net Asset Value at Beginning	Income from Investment Operations			Less Distributions from
	of Year	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
2002	$8.13	$.70	$(.54)	$.16	$.89	__	$.89
2003	7.40	.63	1.16	1.79	.69	__	.69
2004	8.50	.62	.17	.79	.63	__	.63
2005	8.66	.65	(.61)	.04	.63	__	.63
2006	8.07	.62	.12	.74	.67	__	.67
2007*	8.14	.29	.01	.30	.63	__	.63

		Total Return	Ratios/Supplemental Data
Year Ended December 31	Net Asset Value at End of Year	Total Return† (%)	Net Assets at End of Year (in Millions)	Ratio to Average Net Assets		Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
				Expenses (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
2002	$7.40	2.25	$50.86		9.34	N/A	N/A	13
2003	8.50	26.14	64.85		8.34	N/A	N/A	30
2004	8.66	9.94	70.85		7.55	N/A	N/A	33
2005	8.07	.41	69.87		8.01	N/A	N/A	35
2006	8.14	9.77	68.85		7.63	N/A	N/A	31
2007*	7.81	3.71	69	.84††	7.16††	N/A	N/A	13

*	For the period January 1, 2007 to June 30, 2007.
†	The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If they were included, the performance figures would be less than shown.
††	Annualized.

APPENDIX C

OTHER INFORMATION ABOUT THE HIGH YIELD FUND

How and when does the Fund price its shares?

The share price (which is called “net asset value” or “NAV” per share) for the High Yield Fund (the “Fund”) is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (“Business Day”).  The NYSE is closed on most national holidays and Good Friday.  In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, the Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding.

The investments of the Fund are generally valued based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, “current market values”). If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Fund under procedures that have been approved by the Board of Trustees of the Fund.

The Fund may fair value a security due to, among other things, the fact that: (a) a pricing service does not offer a current market value for the security; (b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information.  In such cases, the Fund’s investment adviser will price the security based upon its estimate of the security’s market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; overall market movements; sector movements; or movements of similar securities.

In the event that a security is priced using fair value pricing, the Fund’s value for that security is likely to be different than the security’s last reported market sale price or quotation.  Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices.  Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value.  Finally, the use of fair value pricing for one or more securities held by the Fund could cause the Fund’s net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Debt obligations with maturities of 60 days or less are valued at amortized cost.

How do I buy and sell shares?

You may make investments in the Fund only through additional purchase payments on your Separate Account A variable annuity contracts or by investing in other variable annuities or life insurance policies issued by FIL.  As stated in the Introduction, FIL is no longer offering new Separate Account A contracts.  For information or service concerning a contract, you can contact FIL in writing at Raritan Plaza 1, Edison, New Jersey 08837.  You can also call FIL at 1-800-832-7783 between the hours of 9:00 A.M. and 6:00 P.M., Eastern Time, or fax FIL at 732-855-5935.  You can also contact FIL through our Website at www.firstinvestors.com.  You can also obtain, free of charge, a copy of the last Separate Account A prospectus (dated April 13, 2002).

Can I exchange my shares for shares of other First Investors Funds?

Currently, Separate Account A contractowners are restricted under their variable annuity contracts to a single investment option, which is the Special Bond Fund and cannot exchange from the Special Bond Fund into any of the other First Investors Funds.  After the Special Bond Fund is reorganized into the High Yield Fund, Separate Account A contract owners will continue to be limited to purchasing shares of a single Fund, which will now be the High Yield Fund.

What are the Fund’s policies on frequent trading in the shares of the Fund?

While Separate Account A contract owners can not exchange from the High Yield Fund into any of the other First Investors Funds, you should be aware of the High Yield Fund’s policy on frequent trading.

The Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading.  The Board of Trustees of the Fund has adopted policies and procedures to detect and prevent frequent trading in the shares of the Fund.  These policies and procedures apply uniformly to all accounts.  However, the ability of the Fund to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of the Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved.  Alternatively, the Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Fund to monitor activity in existing accounts to detect market-timing activity.  The criteria used for monitoring differ depending upon the type of account involved.  It is the policy of the Fund to reject, without any prior notice, any purchase or exchange transaction if the Fund believes that the transaction is part of a market timing strategy.  The Fund also reserves the right to reject exchanges that in the Fund’s view are excessive, even if the activity does not constitute market timing.

If the Fund rejects an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed.  Alternatively, the Fund may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

What are the risks of frequent trading in the shares of the Fund?

To the extent that the policies of the Fund are not successful in detecting and preventing frequent trading in the shares of the Fund, frequent trading may: (a) interfere with the efficient management of the Fund by, among other things, causing the Fund to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Fund, particularly for long-term shareholders who do not engage in frequent trading.

The risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that high yield bonds generally trade infrequently and therefore their prices are slow to react to information.  To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

What about dividends and capital gain distributions?

Separate Account A, which owns the shares of the Fund, will receive all dividends and distributions.  As described in the Separate Account A prospectus, all dividends and distributions are then reinvested by the Separate Account in additional shares of the Fund.

To the extent that it has net investment income, the Fund will declare and pay, on an annual basis, dividends from net investment income.  Any net realized capital gains will be declared and distributed on an annual basis, usually at the end of the Fund’s fiscal year.  The Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

What about taxes?

You will not be subject to taxes as the result of purchases or sales of Fund shares by Separate Account A, or Fund dividends, or distributions to the Separate Account. There are tax consequences associated with investing in the variable annuity contracts.  These are discussed in the Separate Account A prospectus.

Mixed and Shared Funding

High Yield Fund sells its shares not only to separate accounts that serve as the funding vehicles for variable annuity contracts but also to separate accounts that serve as the funding vehicle for variable life insurance policies.  High Yield Fund does not anticipate any disadvantage resulting from this arrangement.  However, it is possible that a material conflict of interest could arise between the interests of different policyowners and/or different contractowners that invest in the same Fund.  If such a conflict were to arise, a separate account may be forced to withdraw its participation in the Fund.  It is also possible that the failure of one separate account to comply with the tax laws could cause all of the separate accounts to lose their tax-deferred status.  These are risks that are common to many variable life insurance policies.

STATEMENT OF ADDITIONAL INFORMATION

October 8, 2007

______________________________________

First Investors Life Series Funds

Special Bond Fund

High Yield Fund

______________________________________

This Statement of Additional  Information (“SAI”) relates specifically to the reorganization of Special Bond Fund, a series of First Investors Life Series Funds (“Trust”), with and into High Yield Fund, another series of the Trust (each, a “Fund”), whereby Special Bond Fund will transfer all of its assets to High Yield Fund in exchange solely for shares of High Yield Fund and High Yield Fund’s assumption of all of Special Bond Fund’s liabilities, and shareholders of Special Bond Fund will receive shares of High Yield Fund in exchange for their shares of Special Bond Fund (“Reorganization”).  This SAI consists of the information set forth herein and the following documents of the Trust (SEC File Nos. 002-98409; 811-04325), each of which is incorporated by reference herein and legally forms a part of the SAI:

(1)

The Statement of Additional Information, dated May 1, 2007, of the Trust, which contains information relating to each Fund; and

(2)

The Annual Report to Shareholders of the Trust, which contains information relating to each Fund for the fiscal year ended December 31, 2006.

The Trust’s Statement of Additional Information that is incorporated by reference above includes information about other series of the Trust that is not relevant to the Reorganization.  Please disregard that information.

This SAI is not a prospectus.  A combined Proxy Statement and Prospectus dated October 8, 2007 (“Proxy/Prospectus”), relating to the Reorganization may be obtained, without charge, by calling toll free 800-423-4026 or by writing to Administrative Data Management Corp., Raritan Plaza 1, Edison, NJ 08837.  These documents are also available on First Investor’s web site at www.firstinvestors.com.  This SAI should be read in conjunction with the Proxy/Prospectus.

PRO FORMA FINANCIAL STATEMENTS

The following tables set forth the pro forma Portfolio of Investments as of June 30, 2007, the pro forma condensed Statement of Assets and Liabilities as of June 30, 2007, and the pro forma condensed Statement of Operations for the six-month period ended June 30, 2007 and twelve-month period ended December 31, 2006 for Special Bond Fund and High Yield Fund (together, “Pro Forma Combined Fund”), as adjusted giving effect to the Reorganization.

The pro forma Portfolio of Investments contains information about the securities holdings of the Pro Forma Combined Fund as of June 30, 2007, which has changed, and will continue to change, over time due to normal portfolio turnover in response to changes in market conditions.  Thus, it is expected that some of Special Bond Fund’s holdings may not remain at the time of the Reorganization.  It is also expected that any Special Bond Fund’s holdings that are not compatible with High Yield Fund’s investment objective and policies will be liquidated in an orderly manner in connection with the Reorganization, and the proceeds of these sales held in temporary investments or reinvested in assets that are consistent with that investment objective and those policies.  The portion of Special Bond Fund’s assets that will be liquidated in connection with the Reorganization wi ll depend on market conditions and on the assessment by First Investors Management Company, Inc. of the compatibility of those holdings with High Yield Fund’s portfolio composition and investment objective and policies at the time of the Reorganization.  The need for Special Bond Fund to sell investments in connection with the Reorganization may result in its selling securities at a disadvantageous time and price and could result in its realizing gains (or losses) that would not otherwise have been realized and incurring transaction costs that would not otherwise have been incurred.

Pro Forma Combined Portfolio of Investments (Unaudited)(1) FIRST INVESTORS LIFE SERIES FUNDS June 30, 2007
HIGH YIELD FUND		SPECIAL BOND FUND		PRO FORMA COMBINED			HIGH YIELD FUND	SPECIAL BOND FUND	PRO FORMA COMBINED
Principal Amount, Shares or Warrants						Security	Value	Value	Value
						CORPORATEBONDS—90.1%
						Aerospace/Defense—3.0%
$550	M	$175	M	$725	M	Alliant Techsystems, Inc., 6.75%, 2016	$536,250	$170,625	$706,875
600	M	150	M	750	M	DRS Technologies, Inc., 6.875%, 2013	585,000	146,250	731,250
374	M	86	M	460	M	DynCorp International, LLC, 9.5%, 2013	399,712	91,913	491,625
190	M			190	M	GenCorp, Inc., 9.5%, 2013	204,250	-	204,250
400	M			400	M	L-3CommunicationsCorp., 7.625%, 2012	411,500	-	411,500
							2,136,712	408,788	2,545,500
						Automotive—6.8%
200	M	100	M	300	M	Accuride Corp., 8.5%, 2015	198,500	99,250	297,750
						Asbury Automotive Group, Inc.:
600	M			600	M	8%, 2014	609,000	-	609,000
175	M	75	M	250	M	7.625%, 2017+	173,250	74,250	247,500
500	M	125	M	625	M	Avis Budget Car Rental, LLC, 7.75%, 2016	512,500	128,125	640,625
		594	M	594	M	Cambridge Industries Liquidating Trust, 2007	-	371	371
750	M	250	M	1, 000	M	Cooper Standard Automotive, Inc., 8.375%, 2014	703,125	234,375	937,500
575	M	225	M	800	M	Dana Corp., 9%, 2011++	598,000	234,000	832,000
13	M	3	M	16	M	Goodyear Tire & Rubber Co., 9%, 2015	14,426	3,144	17,570
750	M			750	M	Tenneco Automotive, Inc., 8.625%, 2014	776,250	-	776,250
800	M	125	M	925	M	United Auto Group, Inc., 7.75%, 2016	800,000	125,000	925,000
400	M			400	M	United Components, Inc., 9.375%, 2013	415,000	-	415,000
							4,800,051	898,515	5,698,566
						Chemicals—5.5%
						Equistar Chemicals LP:
12	M	3	M	15	M	10.125%, 2008	12,881	2,807	15,688
350	M	150	M	500	M	10.625%, 2011	370,125	158,625	528,750
50	M	100	M	150	M	Huntsman International, LLC, 7.375%, 2015	52,750	105,500	158,250
						Huntsman, LLC:
183	M	67	M	250	M	11.625%, 2010	197,182	72,193	269,375
319	M			319	M	11.5%, 2012	355,685	-	355,685
700	M	300	M	1, 000	M	Innophos, Inc., 8.875%, 2014	728,000	312,000	1,040,000
400	M	100	M	500	M	Nell AF S.a.r.l., 8.375%, 2015+	385,000	96,250	481,250
550	M	150	M	700	M	Newmarket Corp., 7.125%, 2016	534,875	145,875	680,750
500	M			500	M	Terra Capital, Inc., 7%, 2017	485,000	-	485,000
450	M	125	M	575	M	Tronox Worldwide, LLC, 9.5%, 2012	471,375	130,938	602,313
							3,592,873	1,024,188	4,617,061
						Consumer Non-Durables—1.7%
200	M	100	M	300	M	Broder Brothers Co., 11.25%, 2010	198,250	99,125	297,375
500	M			500	M	GFSI, Inc., 11.5%, 2011+, ***	517,500	-	517,500
400	M	100	M	500	M	Levi Strauss & Co., 9.75%, 2015	430,000	107,500	537,500
100	M			100	M	Remington Arms Co., 10.5%, 2011	101,875	-	101,875
							1,247,625	206,625	1,454,250
						Energy—13.9%
600	M	125	M	725	M	Basic Energy Services, Inc., 7.125%, 2016	576,000	120,000	696,000
		250	M	250	M	Belden & Blake Corp., 8.75%, 2012	-	257,500	257,500
700	M	300	M	1, 000	M	Bluewater Finance, Ltd., 10.25%, 2012	733,250	314,250	1,047,500
100	M			100	M	Calfrac Holdings, 7.75%, 2015+	96,250	-	96,250
						Chesapeake Energy Corp.:
		500	M	500	M	6.375%, 2015	-	479,375	479,375
200	M			200	M	7.5%, 2014	203,500	-	203,500
1, 000	M	150	M	1, 150	M	6.625%, 2016	967,500	145,125	1,112,625
500	M	150	M	650	M	Compagnie Generale de Geophysique, 7.5%, 2015	502,500	150,750	653,250
500	M	125	M	625	M	Complete Production Services, Inc., 8%, 2016+	507,500	126,875	634,375
1, 000	M			1, 000	M	Delta Petroleum Corp., 7%, 2015	872,500	-	872,500
						Giant Industries, Inc.:
650	M	644	M	1, 294	M	11%, 2012	685,750	679,420	1,365,170
450	M			450	M	8%, 2014	487,035	-	487,035
150	M			150	M	Hilcorp Energy I, LP, 9%, 2016+	156,000	-	156,000
400	M	100	M	500	M	Pacific Energy Partners LP, 7.125%, 2014	414,276	103,569	517,845
						Petroplus Finance, Ltd.:
100	M			100	M	6.75%, 2014+	96,750	-	96,750
100	M			100	M	7%, 2017+	96,750	-	96,750
						POGO Producing Co.:
50	M			50	M	7.875%, 2013	51,250	-	51,250
750	M	100	M	850	M	6.875%, 2017	748,125	99,750	847,875
400	M			400	M	Stallion Oil field Services, Ltd., 9.75%, 2015+	410,000	-	410,000
300	M	100	M	400	M	Stewart & Stevenson, LLC, 10%, 2014+	315,000	105,000	420,000
						Stone Energy Corp.:
600	M	60	M	660	M	8.106%, 2010+, ***	603,000	60,300	663,300
100	M			100	M	6.75%, 2014	92,500	-	92,500
400	M	110	M	510	M	Tesoro Corp., 6.25%, 2012	399,000	109,725	508,725
							9,014,436	2,751,639	11,766,075
						Financials—.7%
500	M	150	M	650	M	General Motors Acceptance Corp., 6.75%, 2014	479,510	143,853	623,363
						Financial Services—2.4%
1, 682	M	366	M	2, 048	M	Targeted Return Index Securities Trust, 7.548%, 2016+	1,655,860	361,037	2,016,897
						Food/Beverage/Tobacco—2.0%
1, 000	M			1, 000	M	Constellation Brands, Inc., 7.25%, 2016	980,000	-	980,000
						Land O'Lakes, Inc.:
200	M			200	M	9%, 2010	211,000	-	211,000
33	M	9	M	42	M	8.75%, 2011	34,238	9,338	43,576
200	M			200	M	Pierre Foods, Inc., 9.875%, 2012	204,000	-	204,000
250	M			250	M	Southern States Cooperative, Inc., 10.5%, 2010+	265,000	-	265,000
							1,694,238	9,338	1,703,576
						Food/Drug—.9%
750	M			750	M	Ingles Markets, Inc., 8.875%, 2011	780,938	-	780,938
						Forest Products/Containers—2.2%
250	M	100	M	350	M	Jefferson Smurfit Corp., 8.25%, 2012	249,375	99,750	349,125
250	M	250	M	500	M	Packaging Dynamics Finance Corp., 10%, 2016+	252,500	252,500	505,000
370	M	130	M	500	M	Tekni-Plex, Inc., 8.75%, 2013	368,150	129,350	497,500
375	M	100	M	475	M	Verso Paper Holdings, LLC, 9.106%, 2014+, ***	384,375	102,500	486,875
							1,254,400	584,100	1,838,500
						Gaming/Leisure—7.0%
500	M	250	M	750	M	Circus & Eldorado/Silver Legacy, 10.125%, 2012	525,625	262,813	788,438
250	M	50	M	300	M	Herbst Gaming, Inc., 8.125%, 2012	253,750	50,750	304,500
500	M			500	M	Isle of Capri Casinos, Inc., 7%, 2014	475,625	-	475,625
600	M	180	M	780	M	Mandalay Resort Group, 6.375%, 2011	604,500	181,350	785,850
800	M	240	M	1, 040	M	MGM Mirage, Inc., 6.625%, 2015	731,000	219,300	950,300
500	M			500	M	Park Place Entertainment Corp., 7%, 2013	524,372	-	524,372
200	M			200	M	Pinnacle Entertainment, Inc., 7.5%, 2015+	194,000	-	194,000
1, 000	M	255	M	1, 255	M	Speedway Motorsports, Inc., 6.75%, 2013	980,000	249,900	1,229,900
500	M			500	M	Station Casinos, Inc., 6.875%, 2016	443,750	-	443,750
200	M			200	M	Wimar Opco, LLC, (Tropicana Entertainment), 9.625%, 2014+	193,500	-	193,500
							4,926,122	964,113	5,890,235
						HealthCare—7.6%
260	M	90	M	350	M	Alliance Imaging, Inc., 7.25%, 2012	253,500	87,750	341,250
500	M			500	M	Cooper Companies, Inc., 7.125%, 2015+	497,500	-	497,500
500	M	400	M	900	M	DaVita, Inc., 7.25%, 2015	496,250	397,000	893,250
400	M	120	M	520	M	Fisher Scientific International, Inc., 6.125%, 2015	393,375	118,013	511,388
600	M			600	M	Genesis Health Ventures, Inc., 9.75%, 2008++, **	375	-	375
						HCA, Inc.:
500	M	100	M	600	M	6.95%, 2012	482,500	96,500	579,000
200	M	70	M	270	M	6.75%, 2013	182,500	63,875	246,375
140	M	60	M	200	M	MedQuest, Inc., 11.875%, 2012	113,400	48,600	162,000
1, 000	M			1, 000	M	Omnicare, Inc., 6.875%, 2015	955,000	-	955,000
343	M			343	M	Res-Care, Inc., 7.75%, 2013	353,290	-	353,290
						Tenet Healthcare Corp.:
600	M	200	M	800	M	6.375%, 2011	551,250	183,750	735,000
250	M			250	M	9.25%, 2015	238,750	-	238,750
620	M	184	M	804	M	Triad Hospitals, Inc., 7%, 2013	652,767	194,144	846,911
100	M			100	M	Universal Hospital Services, Inc., 8.759%, 2015+, ***	100,500	-	100,500
							5,270,957	1,189,632	6,460,589
						Housing—3.8%
500	M	140	M	640	M	Beazer Homes USA, Inc., 6.875%, 2015	432,500	121,100	553,600
700	M	200	M	900	M	Builders First Source, Inc., 9.61%, 2012***	712,250	203,500	915,750
100	M			100	M	NTK Holdings, Inc., 0%—10.75%, 2014#	73,000	-	73,000
500	M			500	M	Ply Gem Industries, Inc., 9%, 2012	451,875	-	451,875
400	M	100	M	500	M	Realogy Corp., 12.375%, 2015+	366,000	91,500	457,500
						William Lyon Homes, Inc.:
500	M			500	M	7.625%, 2012	430,000	-	430,000
300	M			300	M	10.75%, 2013	283,500	-	283,500
							2,749,125	416,100	3,165,225
						Information Technology—3.5%
850	M			850	M	Belden CDT, Inc., 7%, 2017+	841,500	-	841,500
350	M	150	M	500	M	Exodus Communications, Inc., 10.75%, 2009++, **	219	93	312
						Freescale Semiconductor, Inc.:
600	M	150	M	750	M	9.125%, 2014+	567,000	141,750	708,750
100	M	25	M	125	M	10.125%, 2016+	94,500	23,625	118,125
1, 000	M			1, 000	M	IronMountain, Inc., 8.25%, 2011	1,000,000	-	1,000,000
						Sanmina-SCI Corp.:
100	M	25	M	125	M	8.11%, 2014+, ***	100,500	25,125	125,625
150	M	50	M	200	M	8.125%, 2016	140,250	46,750	187,000
							2,743,969	237,343	2,981,312
						Investment/Finance Companies—.6%
500	M			500	M	La Branche & Co., Inc., 11%, 2012	532,500	-	532,500
						Manufacturing—.3%
200	M	60	M	260	M	Case New Holland, Inc., 7.125%, 2014	203,500	61,050	264,550
						Media-Broadcasting—3.1%
1, 250	M			1, 250	M	Block Communications, Inc., 8.25%, 2015+	1,268,750	-	1,268,750
50	M			50	M	Nexstar Finance, Inc., 7%, 2014	49,750	-	49,750
158	M	67	M	225	M	Sinclair Broadcasting Group, Inc., 8%, 2012	163,335	68,876	232,211
						Young Broadcasting, Inc.:
340	M	136	M	476	M	10%, 2011	340,000	136,000	476,000
500	M	100	M	600	M	8.75%, 2014	475,000	95,000	570,000
							2,296,835	299,876	2,596,711
						Media-Cable TV—8.1%
900	M	355	M	1, 255	M	Adelphia Communications Escrow Bond, 2011++	294,750	116,263	411,013
715	M	135	M	850	M	Atlantic Broadband Finance, LLC, 9.375%, 2014	725,725	137,025	862,750
400	M	200	M	600	M	Cablevision Systems Corp., 8%, 2012	397,000	198,500	595,500
						Charter Communications Holdings, LLC:
1, 500	M	500	M	2, 000	M	10%, 2009	1,539,375	513,125	2,052,500
250	M			250	M	0%-11.75%, 2011#	256,250	-	256,250
250	M	125	M	375	M	CSC Holdings, Inc., 8.125%, 2009	255,625	127,813	383,438
1, 000	M	310	M	1, 310	M	Echostar DBS Corp., 6.375%, 2011	982,500	304,575	1,287,075
1, 000	M			1, 000	M	Mediacom LLC/Mediacom Capital Corp., 7.875%, 2011	1,000,000	-	1,000,000
							5,451,225	1,397,301	6,848,526
						Media-Diversified—4.3%
500	M	300	M	800	M	Cenveo, Inc., 7.875%, 2013	492,500	295,500	788,000
100	M			100	M	DeluxeCorp., 7.375%, 2015+	100,000	-	100,000
600	M	150	M	750	M	Idearc, Inc., 8%, 2016	609,000	152,250	761,250
						Media News Group, Inc.:
300	M	75	M	375	M	6.875%, 2013	259,500	64,875	324,375
350	M	50	M	400	M	6.375%, 2014	293,125	41,875	335,000
						Six Flags, Inc.:
350	M	150	M	500	M	8.875%, 2010	347,375	148,875	496,250
150	M	50	M	200	M	9.625%, 2014	139,875	46,625	186,500
400	M	200	M	600	M	Universal City Development Partners, Ltd., 11.75%, 2010	425,000	212,500	637,500
							2,666,375	962,500	3,628,875
						Metals/Mining—1.0%
200	M	50	M	250	M	Metals USA, Inc., 11.125%, 2015	219,000	54,750	273,750
450	M	130	M	580	M	Russell Metals, Inc., 6.375%, 2014	434,250	125,450	559,700
							653,250	180,200	833,450
						Retail-General Merchandise—4.3%
500	M	100	M	600	M	Claire's Stores, Inc., 9.625%, 2015, PIK	465,000	93,000	558,000
1, 000	M			1,000	M	Gregg Appliances, Inc., 9%, 2013	1,070,000	-	1,070,000
						GSC Holdings Corp.:
200	M			200	M	9.224%, 2011***	205,860	-	205,860
200	M	100	M	300	M	8%, 2012	210,000	105,000	315,000
700	M	200	M	900	M	Neiman Marcus Group, Inc., 10.375%, 2015	773,500	221,000	994,500
500	M			500	M	Yankee Acquisition Corp., 9.75%, 2017	486,250	-	486,250
							3,210,610	419,000	3,629,610
						Services—5.3%
						Allied Waste NA, Inc.:
200	M			200	M	7.875%, 2013	203,250	-	203,250
700	M	300	M	1,000	M	7.375%, 2014	694,750	297,750	992,500
600	M	150	M	750	M	6.875%, 2017	583,500	145,875	729,375
250	M			250	M	Ashtead Capital, Inc., 9%, 2016+	263,125	-	263,125
220	M	100	M	320	M	Hydrochem Industrial Services, Inc., 9.25% 2013+	227,700	103,500	331,200
						United Rentals, Inc.:
300	M			300	M	6.5%, 2012	296,250	-	296,250
500	M	150	M	650	M	7%, 2014	490,000	147,000	637,000
1, 000	M			1,000	M	Waste Services, Inc., 9.5%, 2014	1,056,250	-	1,056,250
							3,814,825	694,125	4,508,950
						Telecommunications—.0%
950	M			950	M	E. Spire Communications, Inc., 13%, 2010++,**	95	-	95
		600	M	600	M	ICG Services, Inc., 10%, 2008	-	375	375
							95	375	470
						Wireless Communications—2.1%
800	M	200	M	1,000	M	Nextel Communications, Inc., 5.95%, 2014	762,993	190,748	953,741
600	M	200	M	800	M	Rogers Wireless, Inc., 6.375%, 2014	607,221	202,407	809,628
							1,370,214	393,155	1,763,369
Total Value of Corporate Bonds (cost $78, 543, 323)							62,546,245	13, 602, 853	76, 149, 098
						COMMON STOCKS—3.5%
						Consumer Staples—.5%
32, 500				32,500		Sinclair Broadcasting Group, Inc.	462,150	-	462,150
						Food/Drug—.4%
6, 400		2, 750		9,150		Ingles Markets, Inc.	220,480	94,737	315,217
						Media-Broadcasting—.7%
12, 000		4, 000		16,000		Clear Channel Communications, Inc.	453,840	151,280	605,120
						Media-Cable TV—1.2%
898, 613	*	354, 453	*	1,253,066	*	Adelphia Recovery Trust	92,108	36,331	128,439
16, 740	*	6, 602	*	23,342	*	Time Warner Cable, Inc.-Class "A"	655,706	258,600	914,306
							747,814	294,931	1,042,745
						Media-Diversified—.7%
1, 000	*	1, 500	*	2,500	*	Media News Group, Inc.- Class A"**	225,000	337,500	562,500
						Telecommunications—.0%
690	*	230	*	920	*	Viatel Holding(Bermuda), Ltd.**	8	2	10
4, 399	*	1, 571	*	5,970	*	World Access, Inc.	4	2	6
							12	4	16
Total Value of Common Stocks (cost $2, 096, 075)							2, 109, 296	878, 452	2,987,748
						U.S. GOVERNMENT OBLIGATIONS—1.2%
$1, 000	M			$1,000	M	U.S. Treasury Notes, 6.125%, 2007 (cost $1,092,969)	1,001,641	-	1,001,641
						WARRANTS—.0%
						Telecommunication Services
		250	*	250	*	GT Group Telecom, Inc. (expiring 2/1/10) (cost $22,587)	-	-	-
						SHORT-TERM CORPORATE NOTES—3.1%
$350	M	$150	M	$500	M	Chevron Funding Corp., 5.23%, 7/16/07	349,185	149,650	498,835
250	M			250	M	General Electric Capital Corp., 5.25%, 7/16/07	249,416	-	249,416
						Toyota Motor Credit Corp.:	1,298,863	-	1,298,863
1, 300	M	350	M	1,650	M	5.24%, 7/6/07	-	349,694	349,694
		200	M	200	M	5.27%, 7/11/07	-	199,678	199,678
Total Value of Short-Term Corporate Notes (cost $2, 596, 486)							1,897,464	699,022	2,596,486
Total Value of Investments (cost $84, 351, 440)						97.9%	67,554,646	15,180,327	82,734,973
Other Assets, Less Liabilities						2.1%	1,392,806	339,271	1,732,077
Pro Forma Adjustments##							-	-	(35,610)
Net Assets						100.0%	$68,947,452	$15,519,598	$84,431,440

(1)	As of June 30, 2007 all of Special Bond Fund's holdings are consistent with the investment policies of the High Yield Fund.
+	Security exempt from registration under Rule144A of the Securities Act of 1933.
++	In default as to principal and/or interest payment
*	Non-income producing
**	Security valued at fair value
***	Interest rates on adjustable rate bonds are determined and reset quarterly by the indentures. The interest rates shown are the rates in effect on June 30, 2007.
#	Denotes a step bond (a zero coupon bond that converts to a fixed interest rate at a designated date).
##	Pro Forma adjustments are due to the estimated costs of the Reorganization which will be borne by the Special Bond Fund.

See notes to pro forma financial statements

Pro Forma Statements of Assets and Liabilities (Unaudited) FIRST INVESTORS LIFE SERIES FUNDS June 30, 2007
	HIGH YIELD FUND	SPECIAL BOND FUND	PRO FORMA ADJUSTMENTS		PRO FORMA COMBINED

Assets
Investments in securities:
At identified cost	$68,893,887	$15,457,553			$84,351,440

At value	$67,554,646	$15,180,327			$82,734,973
Cash	243,008	105,196			348,204
Receivables
Interest and dividends	1,223,828	254,242			1,478,070
Trust shares sold	22,040	-			22,040
Other assets	6,475	5,783			12,258

Total Assets	69,049,997	15,545,548			84,595,545

Liabilities
Payable for trust shares redeemed	43,192	2,000			45,192
Accrued advisory fees	41,549	9,371			50,920
Accrued expenses	17,804	14,579	$35,610	(1)	67,993

Total Liabilities	102,545	25,950	35,610		164,105

Net Assets	$68,947,452	$15,519,598	(35,610)		$84,431,440

Net Assets Consist of:
Capital paid in	$86,402,554	$23,057,279			$109,459,833
Undistributed net investment income	2,326,164	488,623	$(35,610)		2,779,177
Accumulated net realized loss on investments	(18,442,025)	(7,749,078)			(26,191,103)
Net unrealized depreciation in value of investments	(1,339,241)	(277,226)			(1,616,467)

Total	$68,947,452	$15,519,598	($35,610)		$84,431,440

Shares of beneficial interest outstanding:	8,833,209	1,664,909	322,235	(2)	10,820,353

Net asset value, offering and redemption price per share	$7.81	$9.32			$7.80
(Net assets divided by shares outstanding)

(1) Pro Forma adjustments are due to the estimated costs of the Reorganization which will be borne by the Special Bond Fund.
(2) The amount of additional shares assumed to be issued was calculated based on the net assets of the Special Bond Fund and the net asset value per share of the High Yield Fund.

See notes to pro forma financial statements

Pro Forma Statements of Operations (Unaudited) FIRST INVESTORS LIFE SERIES FUNDS Year Ended December 31, 2006
	HIGH YIELD FUND	SPECIAL BOND FUND	PRO FORMA ADJUSTMENTS	PRO FORMA COMBINED
Investment Income
Interest	$5,670,133	$1,388,988		$7,059,121
Dividends	42,730	25,975		68,705

Total income	5,712,863	1,414,963		7,127,826

Expenses:
Advisory fees	505,290	130,340		635,630
Professional fees	21,912	21,064	($15,427)	27,549
Custodian fees and expenses	10,421	3,737	(2,957)	11,201
Reports and notices to shareholders	11,375	4,353		15,728
Registration fees	546	215	(215)	546
Trustees' fees	3,687	781		4,468
Other expenses	20,576	9,382	(4,200)	25,758

Total expenses	573,807	169,872	(22,799)	720,880
Less: Expenses paid indirectly	(10,684)	(3,817)	2,957	(11,544)

Net expenses	563,123	166,055	(19,842)	709,336

Net investment income	5,149,740	1,248,908	19,842	6,418,490

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss on investments	(1,809,651)	(472,326)		(2,281,977)
Net unrealized appreciation on investments	2,928,634	714,440		3,643,074

Net gain on investments	1,118,983	242,114		1,361,097

Net Increase in Net Assets Resulting from Operations	$6,268,723	$1,491,022	$19,842	$7,779,587

See notes to pro forma financial statements

Pro Forma Statements of Operations (Unaudited) FIRST INVESTORS LIFE SERIES FUNDS Six Months Ended June 30, 2007
	HIGH YIELD FUND	SPECIAL BOND FUND	PRO FORMA ADJUSTMENTS	PRO FORMA COMBINED
Investment Income
Interest	$2,719,738	$595,970		$3,315,708
Dividends	51,897	29,607		81,504

Total income	2,771,635	625,577		3,397,212

Expenses:
Advisory fees	260,023	59,305		319,328
Professional fees	7,787	9,694	($7,659)	9,822
Custodian fees and expenses	5,259	1,351	(860)	5,750
Reports and notices to shareholders	5,350	1,159		6,509
Registration fees	153	177	(177)	153
Trustees' fees	950	376		1,326
Other expenses	11,376	5,764	(3,125)	14,015

Total expenses	290,898	77,826	(11,821)	356,903
Less: Expenses paid indirectly	(5,533)	(1,414)	860	(6,087)

Net expenses	285,365	76,412	(10,961)	350,816

Net investment income	2,486,270	549,165	10,961	3,046,396

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss on investments	(294,584)	(9,748)		(304,332)
Net unrealized appreciation on investments	278,549	152,172		430,721

Net gain (loss) on investments	(16,035)	142,424		126,389

Net Increase in Net Assets Resulting from Operations	$2,470,235	$691,589	$10,961	$3,172,785

See notes to pro forma financial statements

PRO FORMA FOOTNOTES REGARDING THE REORGANIZATION OF FIRST INVESTORS LIFE SERIES SPECIAL BOND FUND INTO FIRST INVESTORS LIFE SERIES HIGH YIELD FUND AS OF JUNE 30, 2007 (UNAUDITED)

NOTE 1. BASIS OF COMBINATION

The accompanying pro forma financial statements are presented to show the effect of the proposed reorganization of First Investors Life Series Special Bond Fund (a series of First Investors Life Series Funds) ("Special Bond Fund") into First Investors Life Series High Yield Fund (a series of First Investors Life Series Funds)("High Yield Fund"), as if such reorganization had taken place as of June 30, 2007.  For purposes of these pro forma statements, the data for the Special Bond Fund and the High Yield Fund is for the six-month period ended June 30, 2007. We are also presenting a pro forma statement of operations for the year ended December 31, 2006.

Under the terms of the Plan of Reorganization and Termination, the reorganization of the Special Bond Fund and the High Yield Fund should be treated as a tax free business combination and accordingly will be accounted for by a method of accounting for tax free mergers of investment companies.   The High Yield Fund will be the surviving Fund. The acquisition would be accomplished by an acquisition of the net assets of the Special Bond Fund in exchange for shares of the High Yield Fund at net asset value.  The statements of assets and liabilities of the Special Bond Fund and the High Yield Fund have been combined using data from the Special Bond Fund and data from the High Yield Fund as of June 30, 2007. The related statements of operations have been combined using data from the Special Bond Fund and data from the High Yield Fund as of June 30, 2007 and December 31, 2006.

The accompanying pro forma financial statements should be read in conjunction with the historical financial statements and schedules of investments of the Special Bond Fund and the High Yield Fund which have been incorporated by reference into this Statement of Additional Information.

NOTE 2. SHARES OF BENEFICIAL INTEREST

Under the proposed reorganization, the Special Bond Fund will receive shares of the High Yield Fund with an aggregate value equal to the Special Bond Fund's net assets transferred to the High Yield Fund.  Shareholders will receive shares of the High Yield Fund equal in value to aggregate value of the shares of the Special Bond Fund.

The pro forma net asset value per share assumes that additional shares of the High Yield Fund would have been issued on June 30, 2007 as a result of the proposed reorganization.  The amount of additional shares assumed to be issued was calculated based on net assets of the Special Bond Fund and the net asset value per share of the High Yield Fund as of June 30, 2007.

NOTE 3. PRO FORMA ADJUSTMENTS

The Pro Forma Statement of Operations assumes similar rates of gross investment income for the Special Bond Fund's and the High Yield Fund’s investments. Accordingly, the combined gross investment income is equal to the sum of each of the Special Bond Fund's and the High Yield Fund’s gross investment income.  Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma professional fees, custodian fees, registration fees and other expenses of the combined fund and/or any related waivers would have decreased by $10,961 for the six-months ended June 30, 2007, and by $19,842 for the year ended December 31, 2006. The pro forma expenses are based on the fee schedule to be in effect for the High Yield Fund based on the projected average net assets of the High Yield Fund and the Special Bond Fund.

NOTE 4. SIGNIFICANT ACCOUNTING POLICIES

Special Bond Fund and High Yield Fund, each a series of First Investors Life Series Funds (the “Trust”), are registered under the Investment Company Act of 1940 (“the 1940 Act”) as diversified, open-end management investment companies.

Security Valuation –Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices.  Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities.  Securities may also be priced by a pricing service approved by the Trust’s Board of Trustees (the “Board”).   The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value.  Short-term debt securities that mature in 60 days or less are valued at amortized cost.  If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Federal Income Tax - No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers), to relieve each Fund from all, or substantially all, federal income taxes.

Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period.  Actual results could differ from those estimates.

FIRST INVESTORS LIFE SERIES FUNDS
SPECIAL BOND FUND

PROXY CARD FOR THE SPECIAL MEETING OF SHAREHOLDERS
October 29, 2007

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE SIGN, DATE, AND RETURN THE PORTION BELOW IN THE ENCLOSED ENVELOPE TO:

Proxy Department

Administrative Data Management Corp.

Raritan Plaza 1

Edison, New Jersey 08837

YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF FURTHER SOLICITATIONS.

FIRST INVESTORS LIFE SERIES FUNDS
SPECIAL BOND FUND

PROXY CARD FOR THE SPECIAL MEETING OF SHAREHOLDERS

This proxy is being solicited on behalf of the Board of Trustees of the Life Series Special Bond Fund (“Fund”), a series of First Investors Life Series Funds.  The undersigned owner of a variable annuity contract issued by First Investors Life Insurance Company (“FIL”) hereby instructs FIL to vote on behalf of the undersigned, shares of the Life Series Special Bond Fund corresponding to the undersigned's unit interests (“Units”) at the Special Meeting of Shareholders to be held on October 29, 2007, at 10:00 a.m. Eastern Time at 110 Wall Street, New York, New York 10005, and any adjournment thereof (“Meeting”), with all the power the undersigned would have if personally present. The shares represented by this proxy will be voted as instructed. If you sign the proxy without marking any box, your proxy shall be deemed to grant authority to vote “FOR” the proposals specified below.  This proxy also grants discretionary power to vote upon such other business as may properly come before the Meeting.

1.          To approve a Plan of Reorganization and Termination, which provides for the reorganization of the First Investors Life Series Special Bond  Fund into the First Investors Life Series High Yield Fund, another series of the First Investors Life Series Funds.

FOR  ☐

AGAINST  ☐

ABSTAIN  ☐

___________________________________

___________________

Signature (owner, trustee, custodian, etc.)

Date

___________________________________

___________________

Additional Signature if held jointly

Date

Please sign exactly as name appears hereon.  If a contract is held in the name of joint owners, each should sign.  Attorneys-in-fact, executors, administrators, etc. should so indicate.  If the contract owner is a corporation or partnership, an authorized person must sign in full the corporate or partnership name.